Mezzanine Equity (Details) - USD ($)		6 Months Ended
	Mar. 07, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Shares [Abstract]
Deemed dividend		$ 1,557,952	$ 1,509,700
Total mezzanine equity		124,223,771		$ 122,665,819
Dividends paid		$ 700,000	700,000
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000	140,000
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, stated amount (in dollars per share)	$ 1,000	$ 1,000
Effective interest rate		3.71%
Expected life of preferred stock		9 years
Deemed dividend		$ 1,557,952
Total mezzanine equity		124,223,771	$ 121,111,110	122,665,819	$ 119,601,410
Fair value measurement of preferred stock		1,557,952
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000
Dividends paid		700,000
Dividend payable		$ 342,221		$ 338,333